Income taxes - Provision (benefit) for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Domestic (Guernsey)	$ 50	$ 239	$ 424
Foreign - US Federal	(984)	2,151	(83)
Foreign - other	(952)	45	3,671
Total current (benefit from)/provision for income taxes	(1,886)	2,435	4,012
Deferred
Foreign - US Federal	(2,753)	34,499	9,476
Foreign - other	1,624	3	(71)
Total deferred income tax (benefit from)/provision for	(1,129)	34,502	9,405
(Benefit from)/provision for income taxes	$ 3,015	$ (36,937)	$ (13,417)